Document and Entity Information	12 Months Ended
Mar. 01, 2013
Risk/Return:
Document Type	485BPOS
Document Period End Date	Oct. 31, 2012
Registrant Name	T. Rowe Price U.S. Bond Enhanced Index Fund, Inc.
Central Index Key	0001120924
Amendment Flag	false
Document Creation Date	Feb. 27, 2013
Document Effective Date	Mar. 01, 2013
Prospectus Date	Mar. 01, 2013